Basis of Presentation	12 Months Ended
Dec. 31, 2022
Basis of Presentation
Basis of Presentation

(2)   Basis of Presentation

The consolidated financial statements have been prepared on the basis of the accounting records of Grifols, S.A. and of the Group companies. The consolidated financial statements for 2022 have been prepared under International Financial Reporting Standards as issued by the International Accounting Standard Board (IFRS-IASB) which for Grifols Group purposes, are identical to the standards as endorsed by the International Financial Reporting Standards as adopted by the European Union (IFRS-EU) to present fairly the consolidated equity and consolidated financial position of Grifols, S.A. and subsidiaries at 31 December 2022, as well as the consolidated results from their operations, consolidated cash flows and consolidated changes in equity for the year then ended.

At their meeting held on 13 April 2023 the Board of Directors of Grifols, S.A. authorized for issue the 2022 consolidated financial statements.

The consolidated financial statements are presented in thousands of Euros, which is the functional and presentation currency of the Parent.

These consolidated financial statements for 2022 show comparative figures for 2021 and voluntarily show figures for 2020 from the consolidated statement of profit and loss, consolidated statement of comprehensive income, consolidated statement of changes in equity and consolidated statement of cash flows and their corresponding notes thereto. For the purposes of comparing the consolidated statement of profit and loss for 2022, 2021 and 2020 and the consolidated balance sheet for 2022 and 2021, the effects of the application new standards described in note 2 must be taken into account.

The Group adopted IFRS-EU for the first time on 1 January 2004 and has been preparing its financial statements under International Financial Reporting Standards, as adopted by the European Union (IFRS-EU) as required by Spanish capital market regulations governing the presentation of financial statements by companies whose debt or own equity instruments are listed on a regulated market.

In accordance with the provision of section 357 of the Irish Companies Act 2014, the Company has irrevocably guaranteed all liabilities of an Irish subsidiary undertaking, Grifols Worldwide Operations Limited (Ireland) (see Appendix I), for the financial year ended 31 December 2022 as referred to in subsection 1(b) of that Act, for the purposes of enabling Grifols Worldwide Operations Limited to claim exemption from the requirement to file their own financial statements in Ireland.

(a)    Relevant accounting estimates, assumptions and judgments used when applying accounting principles

The preparation of the consolidated financial statements in conformity with IFRS-IASB requires management to make judgments, estimates and assumptions that affect the application of Group accounting policies. The following notes include a summary of the relevant accounting estimates and judgments used to apply accounting policies which have the most significant effect on the amounts recognized in the consolidated financial statements.

●	Determination of the fair value of assets, liabilities and contingent liabilities in relation to business combinations. The fair value methods used by the Group are detailed in note 3
●	Assumptions used to test non-current assets and goodwill for impairment. Relevant cash generating units are tested annually for impairment. These are based on risk-adjusted future cash flows discounted using appropriate interest rates. The key assumptions used are specified in note 6. Assumptions relating to risk-adjusted future cash flows and discount rates are based on business forecasts and are therefore inherently subjective. Future events could cause a change in business forecasts, with a consequent adverse effect on the future results of the Group. To the extent considered a reasonably possible change in key assumptions could result in an impairment of goodwill, a sensitivity analysis has been disclosed to show the effect of changes to these assumptions and the effect of the cash generating unit (CGU) on the recoverable amount.
●	Evaluation of the capitalization of development costs (see note 4(d)). The key assumption is related to the estimation of sufficient future economic benefits of the projects.
●	The calculation of the income tax expense requires tax legislation interpretations in the jurisdictions where Grifols operates. The decision as to whether the tax authority will accept a given uncertain tax treatment and the expected outcome of outstanding litigation requires significant estimates and judgements. Likewise, Grifols recognizes deferred tax assets, mainly from tax credits and rights to deduct to the extent that it is probable that sufficient taxable income will be available against which temporary differences can be utilized, based on management assumptions regarding amount and payments of future taxable profits (see notes 4(q) and 27).
●	Determination of chargebacks made to certain customers in the United States (see note 4 (p)).

No changes have been made to prior year judgments relating to existing uncertainties.

The Group is also exposed to interest rate and currency risks. Refer to sensitivity analysis in note 29.

(b)   Basis of consolidation

Appendix I shows details of the percentages of direct or indirect ownership of subsidiaries by the Company at 31 December 2022, 2021 and 2020, as well as the consolidation method used in each case for preparation of the accompanying consolidated financial statements.

Subsidiaries in which the Company directly or indirectly owns the majority of equity or voting rights have been fully consolidated. Associates in which the Company owns between 20% and 50% of share capital and over which it has no control but does have significant influence, have been accounted for under the equity method.

Although the Group holds 49% of the shares with voting rights of Grifols Malaysia Sdn Bhd, it controls the majority of the economic and voting rights of Grifols Malaysia Sdn Bhd through a contract with the other shareholder and a pledge on its shares. As a consequence, it has been fully consolidated.

Grifols (Thailand) Ltd. has two classes of shares and it grants the majority of voting rights to the class of shares held by the Group. As a consequence, it has been fully consolidated.

Changes in associates and jointly controlled entities are detailed in note 10.

Changes in subsidiaries

In 2022:

●	Albimmune, S.L.

On 13 January 2022, Grifols, through its wholly owned subsidiary Grifols Innovation and New Technologies Limited, Inc., reached an agreement to acquire 51% of the shares of Albimmune, S.L. for a total amount of Euros 3,000.

●	VCN Biosciences, S.L.

On 10 March 2022, Grifols, together with the other shareholders, reached an agreement to sell one hundred percent of the issued and outstanding shares of VCN Bioscience, S.L. for US Dollars 7,700 thousand.

As a result of this divestment, the Group has recognized income of Euros 7,557 thousand in the statement of profit and.

●	Biomat USA, Inc.

Effective 1 April 2022, Biomat USA Inc. and Talecris Plasma Resources, Inc. entered into a merger agreement, and the resulting company was Biomat USA, Inc.

●	Biotest AG and Grifols Biotest Holdings GmbH

On 25 April 2022, and once all regulatory approvals had been obtained, Grifols completed the acquisition of 70.18% of the share capital of Biotest AG and the entire share capital of Tiancheng (Germany) Pharmaceutical Holdings AG, whose current corporate name is Grifols Biotest Holdings GmbH, for Euros 1,460,853 thousand (see note 3).

●	Access Biologicals Inc.

On 15 June 2022, Grifols, through its wholly owned subsidiary Chiquito Acquisition Corp., reached an agreement to acquire all the shares of Access Biologicals LLC, exercising the call option for the remaining 51% for a total of US Dollars 142 million (see note 3 and 10).

●	Grifols México, S.A. de C.V.

Effective 15 December 2022, Grifols México, S.A. de C.V. and Logística Grifols, S.A. de C.V. entered into a merger agreement, and the resulting company was Grifols México, S.A. de C.V.

In 2021:

●	Grifols Pyrenees Research Center, SL

Grifols, through its wholly-owned subsidiary Grifols Innovation and New Technologies Limited (“GIANT”), owns 80% of the company Grifols Pyrenees Research Center, SL, which was created to develop and manage a new research center specializing in immunology, which will enhance the knowledge of the human immune system and develop new immunological therapies. The contribution made by the Group amounted to Euros 2 thousand.

The remaining 20% belongs to the Government of Andorra, through its economic promotion office Andorra Desenvolupament i Inversió.

●	Gigagen, Inc.

On 8 March 2021, Grifols, through its wholly owned subsidiary Grifols Innovation and New Technologies Limited (“GIANT”), reached an agreement to acquire all of the shares of Gigagen, Inc. for a total consideration of US Dollars 90.5 million.

With the acquisition of 100% of the shareholding, Grifols obtained control over Gigagen and, therefore, it is considered a group company and started to be consolidated under the full integration method. Until that date, the previous shareholding of 43.96% was accounted for by the equity method. The difference between the fair value of the previous shareholding and the value recognized in books was Euros 34,525 thousand (US Dollars 41,758 thousand), recognizing a gain for this amount “Profit/Loss of equity accounted investees” in the statement of profit and loss (see note 3).

●	Prometic Plasma Resources, Inc.

On 31 December 2021, Grifols, through its wholly owned subsidiary Grifols Canada Therapeutics Inc., reached an agreement to acquire all of the shares of Prometic Plasma Resources Inc. for a total consideration of US Dollars 8,805 thousand (see note 3).

●	Grifols Escrow Issuer, S.A.

On August 26, 2021, Grifols, S.A. acquired all of the shares of Grifols Escrow Issuer, S.A. for a total consideration of US Dollars 60 thousand.

●	Araclon Biotech, SL

In October 2021 Araclon Biotech, S.L carried out a share capital increases of Euros 10 million. After the latter capital increase Grifols’ interest rises to 75.85%.

●	Haema Plasma Kft.

On 1 February 2021, Scranton Plasma B.V. acquired 100% of the shares of Haema Plasma Kft. (see note 3 (b)).

The following companies were incorporated during 2021 and were included in the consolidated Grifols Group.

●	Grifols Middle East&Africa, LLC
●	Grifols Bio North America, LLC
●	Biomat Holdco, LLC
●	Biomat Newco, Corp

In 2020:

●	Grifols Diagnostic Solutions, Inc.

On 30 March 2020, Grifols closed a share exchange agreement with Shanghai RAAS Blood Products Co. Ltd. (hereinafter SRAAS), through which Grifols delivered 90 shares of its US subsidiary Grifols Diagnostic Solutions Inc. (hereinafter GDS) (representing 45% of the economic rights and 40% of the voting rights), and in exchange received 1,766 million SRAAS shares (representing 26.2% of the share capital). Thus, Grifols became the largest shareholder of SRAAS, while maintaining operational, political and economic control of GDS (see note 10).

●	Plasmavita Healthcare GmbH

On 14 April 2020, Grifols made a contribution of Euros 10 million in cash that was recognized as a shareholder contribution in Plasmavita. The equity shares of 50% has remained unaffected after the contribution. However, in assessing the existence of control due to the new shareholders’ agreement signed on this date, it can be concluded that Grifols has control over Plasmavita and, therefore, it is considered part of the group and it has been fully consolidated (see note 3).

●	Alkahest, Inc.

On 2 September 2020, the Group reached an agreement with the shareholders of Alkahest Inc. (“Alkahest”) to acquire 57.55% of Alkahest’s shares for a total price of US Dollars 146 million, on a debt free basis (see note 3).

●	Green Cross

On 20 July 2020, Grifols executed share purchase arrangements with the South Korean-based GC Pharma (Group) (“GC Pharma”) and other investors for the purchase of a plasma fractionation facility and two purification facilities located in the city of Montreal, Canada, (the “Factories”) and 11 plasma collection centers located in the United States (“the “Donation Centers”), for a total price of Euros 387,917 thousands (US Dollars 457,160 thousand), on a debt free basis. Grifols will not require supplementary financing for this transaction. On 1 October 2020, the transaction was closed (see note 3).

●	VCN Biosciences, S.L.

On 2 December 2020, VCN Biosciences, S.L. carried out a share capital increase of Euros 5 million. Consequently, the Group interest rises from 81.34% to 86.83%.

(c)	Amendments to IFRS in 2022, 2021 and 2020

In accordance with IFRS, the following should be noted in connection with the scope of application of IFRS and the preparation of these consolidated financial statements of the Group.

Effective in 2020

Mandatory application for annual periods
beginning on or after:
Standards		EU effective date	IASB effective date
IAS 1 IAS 8	Definition of Material (issued on 31 October 2018)	1 January 2020	1 January 2020

Various	Amendments to Reference to the Conceptual Framework in IFRS Standards (issued on 29 March 2018)	1 January 2020	1 January 2020

IFRS 3	Amendment to IFRS 3 Business Combination (issued on 22 October 2018)	1 January 2020	1 January 2020
IFRS 9
IAS 39	Interest rate Benchmark Reform (issued on 26 September 2019)	1 January 2020	1 January 2020
IFRS 7
IFRS 16	Covid 19 - Related Rent concessions (issued on 28 May 2020)	1 June 2020	1 June 2020

Effective in 2021

Mandatory application for annual periods
beginning on or after
Standards		EU effective date	IASB effective date
IFRS 4	Amendments to IFRS 4 Insurance Contracts – deferral of IFRS 9 (issued on 25 June 2020)	1 January 2021	1 January 2021
Various	Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 Interest Rate Benchmark Reform – Phase 2 (issued on 27 August 2020)	1 January 2021	1 January 2021
IFRS 16	Amendment to IFRS 16 Leases Covid 19-Related Rent Concessions beyond 30 June 2021 (issued on 31 March 2021)	1 April 2021	1 April 2021

Effective in 2022

The following standards published by the IASB and the IFRS Interpretations Committee and adopted by the European Union for application in Europe came into force in 2022 and, therefore, have been taken into account in the preparation of these consolidated financial statements:

Mandatory application for annual periods
beginning on or after:
Standards		EU effective date	IASB effective date
Amendments issued 14 May 2020 to:
– IFRS 3 Business Combinations: references to the Conceptual Framework;
Various	– IAS 16 Property, Plant and Equipment: Proceeds before Intended Use;	1 January 2022	1 January 2022
– IAS 37 Provisions, Contingent Liabilities and Contingent Assets: Onerous Contracts — Cost of Fulfilling a Contract ; and
– Annual Improvements to IFRSs 2018-2020: IFRS 1, IFRS 9, IFRS 16 and IAS 41.

The application of these standards and interpretations has had no significant impact on these consolidated financial statements.

Standards issued but not effective in 2022

At the date these consolidated financial statements were authorized for issue, the following IFRS and amendments have been published by the European Union but their application is not mandatory until the future periods indicated below:

Mandatory application for annual periods
beginning on or after:
Standards		EU effective date	IASB effective date
IAS 1

Amendments to IAS 1 Presentation of Financial Statements: - Classification of Liabilities as Current or Non-current Date (issued on 23 January 2020); - Classification of Liabilities as Current or Non-current - Deferral of Effective Date (issued on 15 July 2020); and - Non-current Liabilities with Covenants (issued on 31 October 2022)

		pending	1 January 2024
IFRS 16	Amendments to IFRS 16 Leases: Lease Liability in a Sale and Leaseback (issued on 22 September 2022)	pending	1 January 2024
IFRS 17	Insurance Contracts (issued on 18 May 2017); including Amendments to IFRS 17 (issued on 25 June 2020)	1 January 2023	1 January 2023
IAS 8	Amendments to IAS 8 Accounting policies, Changes in Accounting Estimates and Errors: Definition of Accounting Estitmates (issued on 12 February 2021)	1 January 2023	1 January 2023
IAS 1	Amendments to IAS 1 Presentation of Financial Statements and IFRS Practice Statement 2: Disclosure of Accounting policies (issued on 12 February 2021)	1 January 2023	1 January 2023
IAS 12	Amendments to IAS 12 Income Taxes: Deferred Tax related to Assets and Liabilities arising from a Single Transaction (issued on 7 May 2021)	1 January 2023	1 January 2023
IFRS 17	Amendments to IFRS 17 Isurance contracts: Initial Application of IFRS 17 and IFRS 9 - Comparative Information (issued on 9 December 2021)	1 January 2023	1 January 2023

The Group has not applied any of these standards or interpretations in advance of their effective date.

The application of these standards and interpretations has had no significant impact on these consolidated financial statements.